EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated September 27, 2013, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-13-072767) to the definitive version of the Registrant’s prospectus regarding the Class A Shares of the Multi-Asset Inflation Managed Fund, dated January 31, 2013, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on January 28, 2013 (SEC Accession No. 0001104659-13-005220).